ETF SERIES SOLUTIONS
615 East Michigan Street | Milwaukee, Wisconsin 53202

March 31, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”) File Nos.: 333-179562 and 811-22668 Validea Market Legends ETF (S000046827)
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, Validea Market Legends ETF hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated March 31, 2020, and filed electronically as Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N‑1A on March 23, 2020.
If you have any questions, please do not hesitate to contact me at (414) 765-5586 or michael.barolsky@usbank.com.
Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky
Vice President and Secretary

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